UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-23035

                         The Gabelli Go Anywhere Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Go Anywhere Trust

Third Quarter Report — September 30, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Ronald S. Eaker Portfolio Manager BS, Pennsylvania State University	Robert D. Leininger, CFA Portfolio Manager BA, Amherst College MBA, Wharton School, University of Pennsylvania	Laura S. Linehan, CFA Portfolio Manager BA, Lehigh University MBA, Wharton School, University of Pennsylvania	Gian Maria Magrini, CFA Portfolio Manager BS, Fordham University

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) total return of The Gabelli Go Anywhere Trust (the “Fund”) was 3.2% compared with a total return of 4.5% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 1.0%. The Fund’s NAV per share was $19.80, while the price of the publicly traded shares closed at $17.00 on the NYSE American. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Total Returns through September 30, 2017 (a) (Unaudited)
		Since
		Inception
	Quarter	(11/02/16)
Gabelli Go Anywhere Trust
NAV Total Return (b)	3.18%	7.26%
Investment Total Return (c)	1.01	(13.92)
S&P 500 Index	4.48	18.13(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

The total return reflects changes in the NAV per share and is net of expenses. The inception return is based on a NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(c)

The total return reflects changes in closing market value on the NYSE American. The inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(d)	From October 31, 2016, the date closest to the Fund’s inception for which data are available.

The Gabelli Go Anywhere Trust

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 59.7%
	Health Care — 7.7%
6,308	Akorn Inc.†	$209,362
1,000	Cutera Inc.†	41,350
7,000	Depomed Inc.†	40,530
1,000	Exactech Inc.†	32,950
500	Globus Medical Inc., Cl. A†	14,860
400	Henry Schein Inc.†	32,796
6,500	Idorsia Ltd.†	116,125
2,000	Johnson & Johnson	260,020
1,000	K2M Group Holdings Inc.†	21,210
12,000	Kite Pharma Inc.†	2,157,720
200	Neuroderm Ltd.†	7,780
500	NxStage Medical Inc.†	13,800
1,000	PAREXEL International Corp.†	88,080
3,300	Patterson Cos., Inc.	127,545
200	SciClone Pharmaceuticals Inc.†	2,240
11,000	Valeant Pharmaceuticals International Inc.†	157,630
5,000	VWR Corp.†	165,550
5,300	Zimmer Biomet Holdings Inc.	620,577

		4,110,125

	Financial Services — 6.6%
35,600	Bankrate Inc.†	496,620
9,000	Citigroup Inc.	654,660
800	FCB Financial Holdings Inc., Cl. A†	38,640
2,000	Fidelity & Guaranty Life	62,100
1,000	Flushing Financial Corp.	29,720
70,000	Fortress Investment Group LLC, Cl. A	557,900
15,000	MoneyGram International Inc.†	241,650
10,000	Nets A/S†	258,884
500	Nordnet AB, Cl. B†(a)	2,333
500	Novae Group plc†	4,784
4,000	Steel Partners Holdings LP	73,600
10,000	The Bank of New York Mellon Corp.	530,200
1,000	The PNC Financial Services Group Inc.	134,770
4,000	Waddell & Reed Financial Inc., Cl. A	80,280
6,500	Wells Fargo & Co.	358,475
100	Wolverine Bancorp Inc.	4,300

		3,528,916

	Energy and Utilities — 5.9%
500	Alerion Cleanpower SpA	1,779
1,800	Anadarko Petroleum Corp.	87,930
200	Avista Corp.	10,354
10,000	Calpine Corp.†	147,500
11,500	Dril-Quip Inc.†	507,725
55,000	Mueller Water Products Inc., Cl. A	704,000
7,000	National Fuel Gas Co.	396,270
40,000	Weatherford International plc†	183,200
22,000	Westar Energy Inc.	1,091,200

		3,129,958

Shares		Market Value
	Food and Beverage — 5.8%
7,500	Bob Evans Farms Inc.	$581,325
2,400	Chr. Hansen Holding A/S	205,837
20,000	Cott Corp.	300,200
50,000	Davide Campari-Milano SpA	362,841
1,400	Diageo plc, ADR	184,982
1,000	Fomento Economico Mexicano SAB de CV, ADR	95,530
14,000	Maple Leaf Foods Inc., Toronto	381,599
2,000	National Beverage Corp.	248,100
1,000	Nestlé SA	83,751
90,000	Parmalat SpA	329,748
1,100	Pernod Ricard SA	152,175
1,600	Remy Cointreau SA	189,481

		3,115,569

	Retail — 3.5%
3,600	Advance Auto Parts Inc.	357,120
13,500	GNC Holdings Inc., Cl. A	119,340
25,000	Hertz Global Holdings Inc.†	559,000
4,000	Ingles Markets Inc., Cl. A	102,800
20,000	J.C. Penney Co. Inc.†	76,200
150,000	Jimmy Choo plc†	461,294
12,000	Lands’ End Inc.†	158,400
10,000	Vitamin Shoppe, Inc.†	53,500

		1,887,654

	Machinery — 3.1%
4,000	Astec Industries Inc.	224,040
100,000	CNH Industrial NV, Borsa Italiana	1,200,804
20,000	CNH Industrial NV, New York	240,200

		1,665,044

	Entertainment — 2.7%
1,000	Liberty Media Corp.- Liberty Braves, Cl. A†	25,370
2,000	Liberty Media Corp.- Liberty Braves, Cl. C†	50,540
10,000	Pandora Media Inc.†	77,000
5,000	Reading International Inc., Cl. A†	78,600
439	Reading International Inc., Cl. B†	8,473
25,000	Twenty-First Century Fox Inc., Cl. B	644,750
7,000	Viacom Inc., Cl. A	256,900
10,000	Viacom Inc., Cl. B	278,400

		1,420,033

	Building and Construction — 2.6%
20,000	Armstrong Flooring Inc.†	315,000
100	ASH Grove Cement Co.	51,000
2,000	Bouygues SA	94,906
29,600	Cadus Corp.†	36,704
18,000	Herc Holdings Inc.†	884,340

		1,381,950

	Telecommunications — 2.2%
1,500	Level 3 Communications Inc.†	79,935

See accompanying notes to schedule of investments.

2

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
500	Lumos Networks Corp.†	$8,960
7,500	Millicom International Cellular SA, SDR	494,942
17,000	Sistema PJSC, GDR	81,600
5,000	United States Cellular Corp.†	177,000
18,000	VEON Ltd., ADR	75,240
11,400	West Corp.	267,558

		1,185,235

	Automotive: Parts and Accessories — 2.1%
1,000	Dana Inc.	27,960
13,000	Federal-Mogul Holdings Corp.†(a)	130,000
15,500	Modine Manufacturing Co.†	298,375
10,500	Navistar International Corp.†	462,735
9,000	Uni-Select Inc.	194,462

		1,113,532

	Diversified Industrial — 1.9%
1,200	Ampco-Pittsburgh Corp.	20,880
1,600	EnPro Industries Inc.	128,848
11,000	Griffon Corp.	244,200
8,000	Myers Industries Inc.	167,600
8,000	Textron Inc.	431,040

		992,568

	Real Estate — 1.8%
7,000	First Potomac Realty Trust†	77,980
2,300	Forestar Group Inc.†(a)	39,560
15,500	Griffin Industrial Realty Inc.	563,425
12,000	Parkway Inc.	276,360

		957,325

	Specialty Chemicals — 1.7%
8,800	A. Schulman Inc.	300,520
20,000	Calgon Carbon Corp.	428,000
1,800	Oil-Dri Corp. of America	88,074
4,000	Valvoline Inc.	93,800

		910,394

	Equipment and Supplies — 1.7%
12,000	Flowserve Corp.	511,080
8,500	Mueller Industries Inc.	297,075
1,000	Stratasys Ltd.†	23,120
2,500	The Eastern Co.	71,750

		903,025

	Aerospace — 1.6%
600	Harris Corp.	79,008
5,000	Orbital ATK Inc.	665,800
1,000	Rockwell Collins Inc.	130,710

		875,518

	Computer Software and Services — 1.3%
1,000	Affecto OYJ	5,342

Shares		Market Value
1,000	Dalenys†	$9,991
26,000	Digi International Inc.†	275,600
2,500	Exa Corp.†.	60,450
1,000	GrubHub Inc.†	52,660
19,500	Silver Spring Networks Inc.†	315,315

		719,358

	Hotels and Gaming — 1.2%
9,000	International Game Technology plc	220,950
6,000	MGM Resorts International	195,540
20,000	NYX Gaming Group Ltd.†	37,828
1,400	Wynn Resorts Ltd.	208,488

		662,806

	Cable and Satellite — 1.1%
40,000	Iridium Communications Inc.†	412,000
1,000	Scripps Networks Interactive Inc., Cl. A	85,890
7,500	Sky plc	91,957

		589,847

	Metals and Mining — 1.1%
5,000	Allegheny Technologies Inc.†	119,500
1,000	Dominion Diamond Corp.	14,180
10,000	Freeport-McMoRan Inc.†	140,400
18,000	TimkenSteel Corp.†	297,000

		571,080

	Consumer Products — 1.0%
200	Accell Group	6,181
3,000	Edgewell Personal Care Co.†	218,310
7,000	Energizer Holdings Inc.	322,350

		546,841

	Media — 1.0%
13,000	Tribune Media Co., Cl. A	531,180

	Business Services — 0.5%
4,000	Landauer Inc.	269,200
200	MaxPoint Interactive Inc.†	2,778

		271,978

	Transportation — 0.5%
7,000	Abertis Infraestructuras SA	141,473
2,000	GATX Corp.	123,120

		264,593

	Publishing — 0.4%
10,000	The E.W. Scripps Co., Cl. A†	191,100

	Home Furnishings — 0.3%
1,300	Bassett Furniture Industries Inc.	49,010
1,000	Hunter Douglas NV	82,993

		132,003

See accompanying notes to schedule of investments.

3

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Semiconductors — 0.2%
5,000	IXYS Corp.†	$118,500

	Electronics — 0.1%
2,500	Hitachi Kokusai Electric Inc.	68,429

	Wireless Communications — 0.1%
1,000	DGC One AB†(a)	30,694

	Paper and Forest Products — 0.0%
5,500	Tembec Inc.†	20,188

	TOTAL COMMON STOCKS	31,895,443

	RIGHTS — 0.0%
	Health Care — 0.0%
25,000	Innocoll, CVR†(a)	15,000

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 40.3%
$21,561,000	U.S. Treasury Bills, 0.960% to 1.184%††, 10/12/17 to 03/29/18	$21,522,088

	TOTAL INVESTMENTS — 100.0% (Cost $50,585,176)	$53,432,531

	Aggregate tax cost	$50,678,021

	Gross unrealized appreciation	$3,596,631
	Gross unrealized depreciation	(842,121)

	Net unrealized appreciation/depreciation	$2,754,510

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

4

The Gabelli Go Anywhere Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

5

The Gabelli Go Anywhere Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 983,532	—	$130,000	$ 1,113,532
Financial Services	3,526,583	—	2,333	3,528,916
Real Estate	917,765	—	39,560	957,325
Wireless Communications	—	—	30,694	30,694
Other Industries (a)	26,264,976	—	—	26,264,976

Total Common Stocks	31,692,856	—	202,587	31,895,443

Rights (a)	—	—	15,000	15,000
U.S. Government Obligations	—	$21,522,088	—	21,522,088

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$31,692,856	$21,522,088	$217,587	$53,432,531

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

6

The Gabelli Go Anywhere Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

7

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a B.S. in Finance.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Laura S. Linehan, CFA, joined G.research in 1995 and has served as a portfolio manager of the TETON Westwood Mighty Mites Fund since its inception in 1998. Ms. Linehan also serves as a portfolio manager for Gabelli Funds, LLC. Prior thereto, Ms. Linehan was an investment banker at Smith Barney and a financial analyst and systems engineer at IBM. Ms. Linehan holds an MBA in Finance and Public Policy from The Wharton School of Business, University of Pennsylvania and a B.A. in Biology from Lehigh University.

Gian Maria Magrini, CFA, is an analyst dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the operations and research departments. Mr. Magrini earned a B.S. in Finance from Fordham University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per common share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGOX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

     GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita, Jr.

President

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President

Advanced Polymer, Inc.

OFFICERS

Agnes Mullady

President

Andrea R. Mango

Secretary & Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President & Ombudsman

Laurissa M. Martire

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGO Q3/2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Gabelli Go Anywhere Trust

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date 11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date 11/28/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 11/28/2017

*	Print the name and title of each signing officer under his or her signature.